UNITED STATES
		       SECURITIES AND EXCHANGE COMMISSION
			    Washington, D.C.  20549

				   FORM 13F

			      FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [  ]; Amendment Number: _____
This Amendment (Check only one.): [    ] is a restatement.
                                  [    ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Schwerin Boyle Capital Management, Inc.
Address:  One Monarch Place, Suite 700
          Springfield, MA  01144

13F File Number: 28-4834

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Hans S. Wiemann
Title:    Chief Compliance Officer
Phone:    413-784-0990

Signature, Place, and Date of Signing:

/s/ Hans S. Wiemann, Springfield, MA, February 11, 2011

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT.

[   ] 13F NOTICE.

[   ] 13F COMBINATION REPORT.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:     -0-

Form 13F Information Table Entry Total: 51
Form 13F Information Table Value Total: $458,528


List of Other Included Managers:

None


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACCENTURE LTD                  COM              G1151C101    28197   581505 SH       Sole                   563430             18075
AMER EXPRESS                   COM              025816109    25423   592325 SH       Sole                   573375             18950
ANSYS INC                      COM              03662Q105    10529   202200 SH       Sole                   201600               600
APOLLO GROUP                   COM              037604105     4708   119220 SH       Sole                   114920              4300
BANK OF AMERICA                COM              060505104    12901   967118 SH       Sole                   938744             28374
BERKSHIRE HATH A               COM              084670108      241        2 SH       Sole                        2
BERKSHIRE HATH B               COM              084670702    56380   703787 SH       Sole                   682937             20850
CABOT OIL & GAS                COM              127097103     1703    45000 SH       Sole                    45000
CHUBB CORP                     COM              171232101     2982    50000 SH       Sole                    50000
CINTAS CORP                    COM              172908105     4613   165000 SH       Sole                   165000
COCA COLA                      COM              191216100    28465   432795 SH       Sole                   421295             11500
CONOCOPHILLIPS                 COM              20825c104    21381   313960 SH       Sole                   307110              6850
CORINTHIAN COLL                COM              218868107     2434   467225 SH       Sole                   451350             15875
DRESSER-RAND GRP               COM              261608103     5699   133800 SH       Sole                   133800
DUCKWALL-ALCO                  COM              264142100     2095   165000 SH       Sole                   165000
EASTERN INSUR                  COM              276534104     2048   172100 SH       Sole                   172100
EDUCATION MGMT                 COM              28140m103      217    12000 SH       Sole                    12000
EQUITY LIFESTYLE               COM              29472R108     1678    30000 SH       Sole                    30000
FLUOR CORP                     COM              343412102     3976    60000 SH       Sole                    60000
GARTNER INC                    COM              366651107    20054   604050 SH       Sole                   583725             20325
GENERAL ELECTRIC               COM              369604103    23130  1264636 SH       Sole                  1225436             39200
GP STRATEGIES                  COM              36225V104     3508   342600 SH       Sole                   342600
HAMPDEN BANCRP                 COM              40867E107     1424   125700 SH       Sole                   125700
HCP INC                        COM              421915109     2060    56000 SH       Sole                    56000
ITT EDUCATNL SVC               COM              45068B109     3184    50000 SH       Sole                    50000
JOHNSON & JOHNSN               COM              478160104    17709   286328 SH       Sole                   275940             10388
KRAFT FOODS                    COM              50075N104    13631   432600 SH       Sole                   422800              9800
LANCASTR COLONY                COM              513847103     4879    85300 SH       Sole                    85300
LOEWS CORP                     COM              540424108     1620    41627 SH       Sole                    41627
MACK-CALI REALTY               COM              554489104     1984    60000 SH       Sole                    60000
MARINE PRODUCTS                COM              568427108     2221   333500 SH       Sole                   333500
MASTERCARD INC                 COM              57636Q104     8727    38940 SH       Sole                    37715              1225
MEDTRONIC INC                  COM              585055106     3709   100000 SH       Sole                   100000
MICROSOFT                      COM              594918104     6726   241000 SH       Sole                   241000
MORNINGSTAR                    COM              617700109     4876    91856 SH       Sole                    91856
OMEGA FLEX                     COM              682095104     7161   432930 SH       Sole                   414005             18925
PATTERSON COS                  COM              703395103    10480   342155 SH       Sole                   329230             12925
PEPSICO CORP                   COM              713448108     6048    92580 SH       Sole                    89080              3500
PETROHAWK ENRG                 COM              716495106     2737   150000 SH       Sole                   150000
PHH CORP                       COM              693320202     1452    62718 SH       Sole                    60775              1943
PLUM CREEK TMBR                COM              729251108     1498    40000 SH       Sole                    40000
PROCTER & GAMBLE               COM              742718109    15909   247310 SH       Sole                   241185              6125
RAYTHEON                       COM              755111507     2604    56200 SH       Sole                    56200
SOWESTERN ENRGY                COM              845467109     9643   257615 SH       Sole                   249965              7650
STRYKER CORP                   COM              863667101     4135    77000 SH       Sole                    77000
TERADATA CORP                  COM              88076w103     1441    35000 SH       Sole                    35000
THOR INDUSTRIES                COM              885160101     5705   168000 SH       Sole                   168000
US BANCORP                     COM              902973304     9504   352400 SH       Sole                   339650             12750
VARIAN MEDICAL                 COM              92220p105     5196    75000 SH       Sole                    75000
WEIGHT WATCHERS                COM              948626106    14610   389705 SH       Sole                   379255             10450
WELLS FARGO                    COM              949746101    25290   816078 SH       Sole                   792786             23292